Tax Expenses - Schedule of Tax Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Expenses [Line Items]
Total	R$ 41,410	R$ 45,052	R$ 36,705
PIS [Member] | Revenues from rendering of services [Member]
Schedule of Tax Expenses [Line Items]
Total	3,061	3,426	2,455
PIS [Member] | Income (loss) from financial instruments net of interest [Member]
Schedule of Tax Expenses [Line Items]
Total	1,110	1,064	1,564
COFINS [Member] | Revenues from rendering of services [Member]
Schedule of Tax Expenses [Line Items]
Total	14,801	16,039	11,541
COFINS [Member] | Income (loss) from financial instruments net of interest [Member]
Schedule of Tax Expenses [Line Items]
Total	6,815	6,546	9,044
ISS [Member] | Revenues from rendering of services [Member]
Schedule of Tax Expenses [Line Items]
Total	R$ 15,623	R$ 17,977	R$ 12,101